Corporate income tax and deferred taxes credits (Details) - Continuining operations of the company [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets item [Line Items]
Tax-loss carryforwards	€ 3,691	€ 3,549
Maximum tax credit	887	853
Tax credit recognise	517	473
US tax consolidated group [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	2,138	1,790
Maximum tax credit	493	409
Tax credit recognise	443	376
Spanish tax consolidated group [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	303	585
Maximum tax credit	76	146
Tax credit recognise	23	36
TURKIYE
Deferred tax assets item [Line Items]
Tax-loss carryforwards	107	81
Maximum tax credit	27	20
Tax credit recognise	0	0
CANADA
Deferred tax assets item [Line Items]
Tax-loss carryforwards	28	106
Maximum tax credit	7	28
Tax credit recognise	0	20
UNITED KINGDOM
Deferred tax assets item [Line Items]
Tax-loss carryforwards	218	201
Maximum tax credit	55	50
Tax credit recognise	0	5
Other countries [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	579	559
Maximum tax credit	146	141
Tax credit recognise	41	36
Netherlands tax consolidated group [Member]
Deferred tax assets item [Line Items]
Tax-loss carryforwards	288	227
Maximum tax credit	74	59
Tax credit recognise	10	€ 0
AUSTRALIA
Deferred tax assets item [Line Items]
Tax-loss carryforwards	30
Maximum tax credit	9
Tax credit recognise	€ 0